Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure Of Goodwill [Abstract]
Goodwill	13 Goodwill

	2025	2024
	$m	$m
Cost
At 1 January	252.1	239.2
Additions during the year	60.6	12.9
Cost at 31 December	312.7	252.1
Impairment losses at 1 January	(75.6)	(75.6)
Foreign currency translation adjustment (CTA)	0.3	—
Net book value at 31 December	237.4	176.5
(a) Goodwill Allocation
During the year, the Group refined the way certain businesses are managed and monitored, including how strategic decisions are made. This required adjustments to internal management reporting and led to an updated view of the CGUs for IAS 36 impairment purposes, including for the purpose of allocating goodwill. This ensured alignment with the way performance is being tracked internally.
Consequently as part of the reorganization, the goodwill was reallocated to the post reorganization CGUs based on the relative fair values approach derived from revenue splits.
Previously, goodwill allocation was primarily based on the legal entity acquired at the time of acquisition.
The table below outlines how the new CGU allocations align to the cash generating units as presented in the Group's 2024 Annual Report and Accounts, including business acquisitions prior to the re-organization:
13      Goodwill continued

Group Goodwill by CGU
	31 December 2025		31 December 2024
CGU (New Allocations)	$m	CGU (Allocations as at 31 December 2024)	$m
Capital Markets	26.3	OTCex	13.0
		Volcap Trading Partners Limited	7.8
		Cowen's Prime Services and Outsourced Trading Business	5.5
Agriculture	15.0	Agriculture	11.4
		Rosenthal Collins Group[1]	10.5
USA Clearing	6.9
UK Clearing	3.3	ProTrader	3.3
I.L.S. Brokers Limited	3.1	I.L.S. Brokers Limited	3.1
X-Change Financial Access LLC	6.1	X-Change Financial Access LLC	6.1
Energy	90.1	Energy	86.3
		Dropet	1.8
		Marex Spectron Europe Limited	2.0
CSC Commodities UK Limited	20.6	CSC Commodities UK Limited	20.6
Physical Metals	4.6	Recycled Metals	4.6
Arfinco S.A.	0.5	Arfinco S.A.	0.5
	176.5		176.5
Goodwill arising from 2025 acquisitions[2]
CGU Allocation
Aarna Capital Limited	31.7
Physical Metals	2.9
Hamilton Court	8.8
Agrinvest	12.6
Winterflood[4]	4.6
Foreign currency translation adjustment (CTA)[3]	0.3
Total goodwill as at 31 December	237.4	Total goodwill as at 31 December	176.5
1.Goodwill allocated to the Rosenthal Collins Group CGU was allocated to the Agriculture and USA Clearing CGUs using the relative value method based on revenue, in accordance with IAS 36. Of the total Rosenthal Collins Group goodwill of $10.5m, $3.6m was allocated to Agriculture and $6.9m to USA Clearing.
2.Represents new acquisitions during the year. Refer to note 12 "Business Combinations".
3.The movement in goodwill includes foreign currency translation adjustments of $0.3m arising on the translation of goodwill allocated to foreign operations.
4.This excludes the Winterflood Business Services ("WBS") goodwill.
The allocation of goodwill to each CGU represents the lowest level at which the goodwill is monitored for internal management purposes.
(b) Goodwill impairment testing
The Group performs the annual impairment test as at 1 October each year. Between annual tests, the Group reviews each CGU for impairment triggers that could adversely impact the valuation of the
CGU and, if necessary, undertakes additional impairment testing. In assessing whether an impairment is required, the carrying value of the CGU is compared with the recoverable amount, which is determined by calculating both the fair value less cost of disposal (‘FVLCD’) and the value in use (‘VIU’). The higher of these two amounts is compared with the carrying value of the CGU. If either the VIU or the FVLCD is higher than the carrying value, no impairment is necessary.
No impairment arose as a result of the annual impairment testing over goodwill during the year or the prior year.
As at 31 December 2025, the review of the indicators of impairment did not require any impairment.
13      Goodwill continued
(c) Key assumptions
•The fair value less cost of disposal is determined by applying a price earnings multiple to the post-
tax earnings of each CGU arising in the period and for the effect of any organizational changes to the CGU. The price earnings multiples applied are derived from comparable peer companies.
•Comparable peers are those against whom our stakeholders evaluate our performance, whilst the price earnings multiples are obtained from third party market data providers.
The provision of data from third party data sources, such as Bloomberg, would suggest that this data and therefore any valuation conducted using this data would contain only observable market data. However, management applies a level of judgment in the application of this data and in determining the price earnings multiple.
•In assessing the VIU, a discounted cash flow model is used covering a 5 year projected period, which drives the valuation of the CGUs. VIU was calculated using post-tax discount rates and post-tax cash flows. An equivalent pre-tax discount rate was determined and has been presented in the table below. Future projections are based on the most recent financial projections considered by the Board of Directors as at the valuation date, or where lower, the annualized actual results applicable at the date of the test which are used to project post-tax cash flows for the next 5 years. After this period, a steady cash flow is used to derive a terminal value for the
CGU.
•The stable terminal growth rate for each CGU has been assessed on a standalone basis taking into account market and company expectations for each unit which are summarized as follows:
•Energy and Agriculture have been forecast using a terminal growth rate of nil%
owing to voice brokerage not expected to be a growth business in the long term.
•All other CGUs are expected to grow at 2% which is in line with the long-run sustainable growth rate and inflation target across economies in which the Group operates.
•During 2024, the stable terminal growth rate of all CGUs was expected to be 2%
with the exception of Energy and Agriculture at nil% as described above.
•Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of assets not already incorporated in cash flow estimates. The discount rate calculation is based on the market assessment of the weighted average cost of capital derived from observable inputs at the valuation date.
•Revenue is expected to grow by 3% in years 1 and 2 for all CGUs, in line with global growth forecasts, then to stabilize at between 0% and 2% in years 3 and 5 based on CGU specific management forecasts. In combination with this total direct costs are expected to grow by 4.0%
over the first 2 years of the 5-year projected period for all CGUs in line with the global headline inflation forecast before also stabilizing at between 0-2% for the remaining term based on management's individual CGU forecasts.
13      Goodwill continued
The recoverable amount of each CGU has been based on its VIU and the following inputs represent key assumptions for each CGU in 2025:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Terminal value growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate
Energy	12.9%	71.3%	1.2%	(13.9%)	—%	n.m1	1.6%	21.9%
CSC Commodities UK Limited	12.0%	16.2%	2.4%	(1.5%)	2.0%	(4.9%)	2.8%	9.7%
Agriculture	12.8%	13.4%	1.2%	1.1%	—%	(0.9%)	1.6%	2.4%
Physical Metals	12.0%	14.1%	2.4%	(0.1%)	2.0%	(1.3%)	2.8%	8.3%
UK Clearing	11.9%	62.7%	2.4%	(16.6%)	2.0%	n.m1	2.8%	29.6%
USA Clearing	12.2%	52.5%	2.4%	(15.1%)	2.0%	n.m1	2.8%	28.2%
Arfinco S.A	12.9%	13.1%	2.4%	2.4%	2.0%	1.8%	2.8%	3.4%
Capital Markets	12.2%	44.8%	2.4%	(10.4%)	2.0%	n.m1	2.8%	20.2%
I.L.S. Brokers Limited	14.0%	21.1%	2.4%	(1.8%)	2.0%	(12.4%)	2.8%	8.6%
X-Change Financial Access LLC	12.3%	15.9%	2.4%	1.3%	2.0%	(3.7%)	2.8%	4.4%
Aarna Capital Limited	12.2%	24.4%	2.4%	(9.1%)	2.0%	(31.0%)	2.8%	25.0%
Hamilton Court	13.1%	27.1%	2.4%	(2.9%)	2.0%	(42.5%)	2.8%	9.9%
Agrinvest	17.0%	17.4%	2.4%	2.1%	2.0%	1.3%	2.8%	3.7%
1.n.m.not meaningful.
The following inputs represent key assumptions for each CGU in 2024:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate
Energy	12.3%	20.8%	1.2%	(4.8%)	(19.4%)	2.0%	12.2%
CSC Commodities UK Limited	12.3%	27.2%	2.4%	(5.2%)	(49.2%)	3.2%	13.7%
Agriculture	12.7%	40.7%	1.2%	(10.9%)	n.m1	2.0%	20.1%
Volatility Performance Fund S.A.	—%	—%	—%	—%	—%	—%	—%
Rosenthal Collins Group	11.6%	17.9%	2.4%	(0.9%)	(9.4%)	3.2%	7.8%
Volcap Trading Partners Limited	11.3%	12.4%	2.4%	1.4%	0.4%	3.2%	5.1%
X-Change Financial Access LLC	11.6%	15.2%	2.4%	0.7%	(3.8%)	3.2%	5.6%
Recycled Metals	10.3%	40.6%	2.8%	(13.9%)	n.m1	3.2%	28.4%
ProTrader	12.3%	59.0%	2.4%	(2.2%)	n.m1	3.2%	8.5%
Marex Spectron Europe Limited	9.8%	41.2%	1.2%	(7.1%)	n.m1	2.0%	16.3%
Arfinco S.A.	10.9%	11.7%	2.4%	1.8%	0.9%	3.2%	4.3%
OTCex SA Group	10.7%	26.7%	2.8%	(3.1%)	(53.1%)	3.2%	10.8%
Cowen's Prime Services and Outsourced Trading Business	11.9%	12.9%	2.8%	2.5%	0.6%	3.2%	3.9%
1.n.m.not meaningful.
2.This table does not include Dropet and ILS because these businesses were acquired after the annual impairment test. The associated goodwill was reviewed for indicators of impairment as at 31 December 2024.
The impact on future cash flows resulting from falling growth rates does not reflect any management actions that would be taken.